Borrowings - Disclosure of Detailed Information About Borrowings (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Borrowings - Disclosure Of Detailed Information About Borrowings
Bank overdraft
Shareholder loans		10,951	8,200
Leased liability
Bank Loans	20,000	16,000	16,000
Debt issuance costs in relation to bank loan	(270)	(218)	(656)
Working capital financing bank facility		22,489	31,710
Convertible notes		1,740	13,744
Other loan	1,236	1,159
Current borrowings and current portion of non-current borrowings	$ 20,967	$ 52,121	$ 68,998